UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                      Oppenheimer New Jersey Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS                            October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

  Principal
   Amount                                                  Coupon        Maturity          Value
-----------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--108.2%
-----------------------------------------------------------------------------------------------------
New Jersey--94.5%
$     10,000    Atlantic County Improvement Authority
                (Waterside Apartments)                      6.150%      01/15/2015     $      10,157
-----------------------------------------------------------------------------------------------------
   1,970,000    Camden County Improvement Authority
                (Cooper Health System)                      6.000       02/15/2027         2,045,510
-----------------------------------------------------------------------------------------------------
     130,000    Delaware River Port Authority PA/NJ         5.500       01/01/2026           136,936
-----------------------------------------------------------------------------------------------------
   2,000,000    Garden State Preservation Trust (Open
                Space & Farmland Preservation) 1            5.800       11/01/2023         2,210,560
-----------------------------------------------------------------------------------------------------
      20,000    Gloucester County Improvement
                Authority (Governmental Leasing
                Program)                                    5.900       04/01/2007            20,215
-----------------------------------------------------------------------------------------------------
       5,000    Gloucester County Utilities Authority       5.125       01/01/2013             5,013
-----------------------------------------------------------------------------------------------------
     725,000    Higher Education Student Assistance
                Authority Student Loan                      6.000       06/01/2015           739,355
-----------------------------------------------------------------------------------------------------
      10,000    Hudson County Improvement Authority         6.625       08/01/2025            10,038
-----------------------------------------------------------------------------------------------------
   3,755,000    Hudson County Improvement Authority
                (Koppers Site)                              6.125       01/01/2029         3,658,572
-----------------------------------------------------------------------------------------------------
   1,000,000    Hudson County Solid Waste Improvement
                Authority                                   6.000       01/01/2029           968,330
-----------------------------------------------------------------------------------------------------
   2,500,000    Middlesex County Pollution Control
                Authority (Amerada Hess Corp.)              6.050       09/15/2034         2,607,400
-----------------------------------------------------------------------------------------------------
      35,000    New Brunswick Hsg. & Urban Devel.
                Authority                                   5.500       08/01/2011            35,453
-----------------------------------------------------------------------------------------------------
      50,000    New Brunswick Hsg. & Urban Devel.
                Authority                                   5.750       07/01/2024            50,626
-----------------------------------------------------------------------------------------------------
     135,000    NJ EDA (American Airlines)                  7.100       11/01/2031            86,322
-----------------------------------------------------------------------------------------------------
     100,000    NJ EDA (Cadbury at Cherry Hill)             5.500       07/01/2018           105,155
-----------------------------------------------------------------------------------------------------
      25,000    NJ EDA (Cadbury at Cherry Hill)             5.500       07/01/2028            25,508
-----------------------------------------------------------------------------------------------------
      25,000    NJ EDA (Cascade Corp.)                      8.250       02/01/2026            24,438
-----------------------------------------------------------------------------------------------------
   2,505,000    NJ EDA (Cigarette Tax)                      5.500       06/15/2024         2,563,692
-----------------------------------------------------------------------------------------------------
   3,000,000    NJ EDA (Cigarette Tax)                      5.500       06/15/2031         3,021,180
-----------------------------------------------------------------------------------------------------
   1,500,000    NJ EDA (Cigarette Tax)                      5.750       06/15/2029         1,539,930
-----------------------------------------------------------------------------------------------------
  10,000,000    NJ EDA (Cigarette Tax)                      5.750       06/15/2034        10,276,000
-----------------------------------------------------------------------------------------------------
   5,985,000    NJ EDA (Continental Airlines)               6.250       09/15/2019         4,666,624
-----------------------------------------------------------------------------------------------------
      85,000    NJ EDA (Continental Airlines)               6.250       09/15/2029            61,754
-----------------------------------------------------------------------------------------------------
   2,020,000    NJ EDA (Continental Airlines)               6.400       09/15/2023         1,574,166
-----------------------------------------------------------------------------------------------------
   2,500,000    NJ EDA (Continental Airlines)               6.625       09/15/2012         2,218,675
-----------------------------------------------------------------------------------------------------
   3,500,000    NJ EDA (Continental Airlines)               9.000       06/01/2033         3,379,425
-----------------------------------------------------------------------------------------------------
     100,000    NJ EDA (Courthouse Convalescent Center)     8.700       02/01/2014           100,124
-----------------------------------------------------------------------------------------------------
     100,000    NJ EDA (Devereux Foundation)                5.450       05/01/2027           106,517
-----------------------------------------------------------------------------------------------------
      25,000    NJ EDA (Eastern Shore)                      8.000       02/01/2011            24,947
-----------------------------------------------------------------------------------------------------
     135,000    NJ EDA (Elizabethtown Water Company)        5.600       12/01/2025           139,514
-----------------------------------------------------------------------------------------------------
   4,000,000    NJ EDA (Empowerment Zone-Cumberland)        7.750       08/01/2021         3,961,800
-----------------------------------------------------------------------------------------------------
  15,000,000    NJ EDA (Fairleigh Dickinson
                University), Series D                       6.000       07/01/2025        15,854,700
-----------------------------------------------------------------------------------------------------
     320,000    NJ EDA (Hackensack Water Company)           5.800       03/01/2024           327,386
-----------------------------------------------------------------------------------------------------
      25,000    NJ EDA (Hackensack Water Company)           5.900       03/01/2024            25,533
-----------------------------------------------------------------------------------------------------
   2,000,000    NJ EDA (Jersey Central Power & Light)       7.100       07/01/2015         2,062,800
-----------------------------------------------------------------------------------------------------
   6,100,000    NJ EDA (JVG Properties)                     5.375       03/01/2019         6,100,000
-----------------------------------------------------------------------------------------------------
   2,500,000    NJ EDA (Kapkowski Road Landfill)            6.500       04/01/2031         2,692,350
-----------------------------------------------------------------------------------------------------
     130,000    NJ EDA (Kullman Associates)                 6.750       07/01/2019           121,232
-----------------------------------------------------------------------------------------------------
   1,000,000    NJ EDA (Marcus L. Ward Home)                5.750       11/01/2024         1,032,010
-----------------------------------------------------------------------------------------------------
   1,000,000    NJ EDA (Marcus L. Ward Home)                5.800       11/01/2031         1,018,150
-----------------------------------------------------------------------------------------------------
   1,000,000    NJ EDA (Masonic Charity Foundation
                of NJ)                                      5.500       06/01/2031         1,058,490
-----------------------------------------------------------------------------------------------------
     750,000    NJ EDA (Masonic Charity Foundation
                of NJ)                                      6.000       06/01/2025           834,930
-----------------------------------------------------------------------------------------------------
      70,000    NJ EDA (Middlesex Water Company)            5.250       10/01/2023            70,583
-----------------------------------------------------------------------------------------------------
      70,000    NJ EDA (NJ American Water Company)          5.350       06/01/2023            70,861
-----------------------------------------------------------------------------------------------------
     240,000    NJ EDA (NJ American Water Company)          5.350       06/01/2023           242,952
-----------------------------------------------------------------------------------------------------
      45,000    NJ EDA (NJ American Water Company)          5.375       05/01/2032            46,743
-----------------------------------------------------------------------------------------------------
      45,000    NJ EDA (NJ American Water Company)          5.500       06/01/2023            45,333
-----------------------------------------------------------------------------------------------------
     545,000    NJ EDA (NJ American Water Company)          5.950       11/01/2029           573,427
-----------------------------------------------------------------------------------------------------
      85,000    NJ EDA (NJ American Water Company)          6.000       05/01/2036            90,385
-----------------------------------------------------------------------------------------------------
   6,520,000    NJ EDA (NJ American Water Company)          6.875       11/01/2034         6,675,828
-----------------------------------------------------------------------------------------------------
      15,000    NJ EDA (NJ Natural Gas Company)             5.375       08/01/2023            15,133
-----------------------------------------------------------------------------------------------------
       5,000    NJ EDA (NJ Natural Gas Company)             5.375       08/01/2023             5,062
-----------------------------------------------------------------------------------------------------
     915,000    NJ EDA (NUI Corp.)                          5.250       11/01/2033           920,142
-----------------------------------------------------------------------------------------------------
      40,000    NJ EDA (NUI Corp.)                          5.700       06/01/2032            41,990
-----------------------------------------------------------------------------------------------------
      90,000    NJ EDA (NUI Corp.)                          6.350       10/01/2022            92,136
-----------------------------------------------------------------------------------------------------
   2,000,000    NJ EDA (Public Schools Small Project
                Loan Program) 2                            12.903 3     09/01/2011         2,368,800
-----------------------------------------------------------------------------------------------------
   4,425,000    NJ EDA (Public Service Electric & Gas)      6.400       05/01/2032         4,548,236
-----------------------------------------------------------------------------------------------------
      25,000    NJ EDA (Rutgers University)                 6.100       07/01/2014            25,586
-----------------------------------------------------------------------------------------------------
   4,335,000    NJ EDA (RWJ Hospital/CCC/RWJ Health
                Care Corp. Obligated Group)                 6.500       07/01/2024         4,437,653
-----------------------------------------------------------------------------------------------------
   2,000,000    NJ EDA (St. Francis Life Care Corp.)        5.750       10/01/2023         1,882,000
-----------------------------------------------------------------------------------------------------
     480,000    NJ EDA (The Gill/St. Bernards School)       6.000       02/01/2019           496,618
-----------------------------------------------------------------------------------------------------
     510,000    NJ EDA (The Gill/St. Bernards School)       6.000       02/01/2020           527,503
-----------------------------------------------------------------------------------------------------
     545,000    NJ EDA (The Gill/St. Bernards School)       6.000       02/01/2021           564,037
-----------------------------------------------------------------------------------------------------
     575,000    NJ EDA (The Gill/St. Bernards School)       6.000       02/01/2022           593,509
-----------------------------------------------------------------------------------------------------
     610,000    NJ EDA (The Gill/St. Bernards School)       6.000       02/01/2023           628,898
-----------------------------------------------------------------------------------------------------
     650,000    NJ EDA (The Gill/St. Bernards School)       6.000       02/01/2024           669,923
-----------------------------------------------------------------------------------------------------
     690,000    NJ EDA (The Gill/St. Bernards School)       6.000       02/01/2025           708,464
-----------------------------------------------------------------------------------------------------
   3,770,000    NJ EDA (Trigen-Trenton District Energy
                Company)                                    6.200       12/01/2010         3,851,621
-----------------------------------------------------------------------------------------------------
   2,370,000    NJ EDA (United Methodist Homes of NJ)       5.125       07/01/2025         2,154,686
-----------------------------------------------------------------------------------------------------
   2,000,000    NJ EDA Retirement Community (Cedar
                Crest Village)                              7.250       11/15/2021         2,069,960
-----------------------------------------------------------------------------------------------------
   2,100,000    NJ EDA Retirement Community (Seabrook
                Village)                                    8.000       11/15/2015         2,274,258
-----------------------------------------------------------------------------------------------------
   1,440,000    NJ EFA (Bloomfield College)                 6.850       07/01/2030         1,477,310
-----------------------------------------------------------------------------------------------------
   1,290,000    NJ EFA (Fairleigh Dickinson
                University), Series G                       5.700       07/01/2028         1,318,883
-----------------------------------------------------------------------------------------------------
   3,540,000    NJ EFA (Georgian Court College)             6.500       07/01/2033         3,947,879
-----------------------------------------------------------------------------------------------------
      60,000    NJ EFA (Monmouth University)                5.625       07/01/2013            60,659
-----------------------------------------------------------------------------------------------------
   2,000,000    NJ EFA (Monmouth University)                5.800       07/01/2022         2,105,180
-----------------------------------------------------------------------------------------------------
       5,000    NJ EFA (Richard Stockton State College)     5.350       07/01/2023             5,062
-----------------------------------------------------------------------------------------------------
     250,000    NJ EFA (St. Peter's College)                5.500       07/01/2027           228,395
-----------------------------------------------------------------------------------------------------
     100,000    NJ EFA (University of Medicine and
                Dentistry)                                  5.250       12/01/2025           103,543
-----------------------------------------------------------------------------------------------------
      65,000    NJ Health Care Facilities Financing
                Authority (AHS Hospital Corp.)              5.375       07/01/2019            71,025
-----------------------------------------------------------------------------------------------------
      10,000    NJ Health Care Facilities Financing
                Authority (Allegany Health System
                Obligated Group)                            5.200       07/01/2018            10,160
-----------------------------------------------------------------------------------------------------
      85,000    NJ Health Care Facilities Financing
                Authority (Bayonne Hospital)                6.250       07/01/2012            87,955
-----------------------------------------------------------------------------------------------------
      10,000    NJ Health Care Facilities Financing
                Authority (Burdette Tomlin Memorial
                Hospital)                                   6.500       07/01/2012            10,346
-----------------------------------------------------------------------------------------------------
      25,000    NJ Health Care Facilities Financing
                Authority (Dover General Hospital &
                Medical Center)                             5.875       07/01/2012            25,577
-----------------------------------------------------------------------------------------------------
   2,000,000    NJ Health Care Facilities Financing
                Authority (Englewood Hospital &
                Medical Center) RITES 2                    14.010 3     08/01/2025         2,567,520
-----------------------------------------------------------------------------------------------------
      25,000    NJ Health Care Facilities Financing
                Authority (ONP/MHC Obiligated Group)        5.375       07/01/2024            26,904
-----------------------------------------------------------------------------------------------------
   1,000,000    NJ Health Care Facilities Financing
                Authority (RWJ University Hospital)         5.750       07/01/2025         1,083,480
-----------------------------------------------------------------------------------------------------
      20,000    NJ Health Care Facilities Financing
                Authority (Society of the Valley
                Hospital)                                   5.500       07/01/2020            22,138
-----------------------------------------------------------------------------------------------------
      20,000    NJ Health Care Facilities Financing
                Authority (South Jersey Hospital
                System)                                     6.000       07/01/2032            21,078
-----------------------------------------------------------------------------------------------------
     355,000    NJ Health Care Facilities Financing
                Authority (St. Charles Riverside
                Medical Center)                             5.750       07/01/2014           363,151
-----------------------------------------------------------------------------------------------------
     750,000    NJ Health Care Facilities Financing
                Authority (St. Joseph's Hospital &
                Medical Center)                             6.000       07/01/2026           808,703
-----------------------------------------------------------------------------------------------------
      45,000    NJ HFA                                      5.375       11/01/2008            45,082
-----------------------------------------------------------------------------------------------------
      10,000    NJ HFA                                      5.700       11/01/2005            10,027
-----------------------------------------------------------------------------------------------------
     200,000    NJ Hsg. & Mortgage Finance Agency,
                Series A                                    5.550       05/01/2027           211,226
-----------------------------------------------------------------------------------------------------
      15,000    NJ Hsg. & Mortgage Finance Agency,
                Series A                                    5.650       05/01/2040            15,740
-----------------------------------------------------------------------------------------------------
      75,000    NJ Hsg. & Mortgage Finance Agency,
                Series A                                    6.000       11/01/2014            77,214
-----------------------------------------------------------------------------------------------------
      60,000    NJ Hsg. & Mortgage Finance Agency,
                Series A                                    6.050       11/01/2020            61,691
-----------------------------------------------------------------------------------------------------
   1,000,000    NJ Hsg. & Mortgage Finance Agency,
                Series A                                    6.250       05/01/2028         1,038,030
-----------------------------------------------------------------------------------------------------
      30,000    NJ Hsg. & Mortgage Finance Agency,
                Series B                                    5.850       11/01/2012            32,739
-----------------------------------------------------------------------------------------------------
     100,000    NJ Hsg. & Mortgage Finance Agency,
                Series E1                                   5.750       05/01/2025           105,801
-----------------------------------------------------------------------------------------------------
      15,000    NJ Hsg. & Mortgage Finance Agency,
                Series S                                    5.950       10/01/2017            15,723
-----------------------------------------------------------------------------------------------------
   1,120,000    NJ Hsg. & Mortgage Finance Agency,
                Series U                                    5.750       04/01/2018         1,177,837
-----------------------------------------------------------------------------------------------------
      10,000    NJ Hsg. & Mortgage Finance Agency,
                Series V                                    5.250       04/01/2026            10,307
-----------------------------------------------------------------------------------------------------
      75,000    NJ Sports & Exposition Authority,
                Series A                                    5.200       01/01/2020            75,149
-----------------------------------------------------------------------------------------------------
     470,000    NJ Sports & Exposition Authority,
                Series A                                    5.200       01/01/2024           470,710
-----------------------------------------------------------------------------------------------------
     300,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      5.375       06/01/2018           276,567
-----------------------------------------------------------------------------------------------------
  13,245,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      5.750       06/01/2032        12,321,161
-----------------------------------------------------------------------------------------------------
   6,580,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      6.000       06/01/2037         5,788,558
-----------------------------------------------------------------------------------------------------
   9,295,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      6.125       06/01/2042         8,258,793
-----------------------------------------------------------------------------------------------------
   2,405,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      6.250       06/01/2043         2,175,515
-----------------------------------------------------------------------------------------------------
     235,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      6.375       06/01/2032           221,643
-----------------------------------------------------------------------------------------------------
     800,000    NJ Tobacco Settlement Financing Corp.
                (TASC) Fixed Receipts                       6.125       06/01/2042           710,816
-----------------------------------------------------------------------------------------------------
   9,600,000    NJ Tobacco Settlement Financing Corp.
                RITES 2                                     9.209 3     06/01/2042         7,459,584
-----------------------------------------------------------------------------------------------------
   2,500,000    NJ Transit Corp. ROLs, Series 15 2         10.394 3     09/15/2014         3,260,750
-----------------------------------------------------------------------------------------------------
      80,000    NJ Transportation Trust Fund Authority      5.500       06/15/2015            83,369
-----------------------------------------------------------------------------------------------------
   2,500,000    Port Authority  NY/NJ (KIAC)                6.750       10/01/2011         2,612,975
-----------------------------------------------------------------------------------------------------
   1,005,000    Port Authority  NY/NJ (KIAC)                6.750       10/01/2019         1,025,663
-----------------------------------------------------------------------------------------------------
   2,305,000    Port Authority  NY/NJ, 238th Series
                ROLs 2                                     15.175 3     12/15/2032         2,668,268
-----------------------------------------------------------------------------------------------------
     200,000    Port Authority  NY/NJ, 94th Series          6.000       12/01/2014           200,000
-----------------------------------------------------------------------------------------------------
      75,000    Readington-Lebanon Sewage Authority         5.250       01/01/2013            75,956
-----------------------------------------------------------------------------------------------------
      20,000    Riverside Township GO                       5.450       12/01/2010            20,031
-----------------------------------------------------------------------------------------------------
     100,000    Salem County Industrial Pollution
                Control Financing Authority (Atlantic
                City Electric Company)                      5.600       11/01/2025           101,102
-----------------------------------------------------------------------------------------------------
     125,000    Salem County Industrial Pollution
                Control Financing Authority (Public
                Service Electric & Gas)                     5.200       03/01/2025           125,755
-----------------------------------------------------------------------------------------------------
     350,000    Salem County Industrial Pollution
                Control Financing Authority (Public
                Service Electric & Gas)                     5.450       02/01/2032           353,934
-----------------------------------------------------------------------------------------------------
     470,000    Salem County Pollution Control
                Financing Authority (E.I. Dupont De
                Nemours)                                    6.125       07/15/2022           473,046
-----------------------------------------------------------------------------------------------------
     355,000    Salem County Pollution Control
                Financing Authority (E.I. Dupont De
                Nemours)                                    6.500       11/15/2021           358,870
-----------------------------------------------------------------------------------------------------
   1,100,000    Salem County Pollution Control
                Financing Authority (Public Service
                Electric & Gas)                             5.750       04/01/2031         1,173,711
-----------------------------------------------------------------------------------------------------
      70,000    South Jersey Transit Authority (The
                Raytheon Company)                           6.150       01/01/2022            71,110
-----------------------------------------------------------------------------------------------------
      25,000    Union County Utilities Authority
                (Ogden Martin Systems of Union)             5.375       06/01/2018            26,205
-----------------------------------------------------------------------------------------------------
      60,000    Union County Utilities Authority
                (Ogden Martin Systems of Union)             5.375       06/01/2020            62,647
                                                                                       --------------
                                                                                         181,792,097
-----------------------------------------------------------------------------------------------------
U.S. Possessions--13.7%
-----------------------------------------------------------------------------------------------------
   1,450,000    Northern Mariana Islands, Series A          6.250       03/15/2028         1,499,663
-----------------------------------------------------------------------------------------------------
   3,000,000    Northern Mariana Islands, Series A          6.750       10/01/2033         3,093,540
-----------------------------------------------------------------------------------------------------
     100,000    Puerto Rico ITEMECF (Ana G. Mendez
                University)                                 5.375       02/01/2019           104,491
-----------------------------------------------------------------------------------------------------
     500,000    Puerto Rico ITEMECF (Ana G. Mendez
                University)                                 5.375       02/01/2029           513,435
-----------------------------------------------------------------------------------------------------
     965,000    Puerto Rico ITEMECF (Congeneration
                Facilities)                                 6.625       06/01/2026         1,045,452
-----------------------------------------------------------------------------------------------------
     250,000    Puerto Rico ITEMECF (SEAM/Hospital
                Espanol Auxillio Obligated Group)           6.250       07/01/2024           260,698
-----------------------------------------------------------------------------------------------------
   1,000,000    Puerto Rico Municipal Finance Agency
                RITES 2                                     9.216 3     08/01/2015         1,300,050
-----------------------------------------------------------------------------------------------------
   6,880,000    Puerto Rico Port Authority (American
                Airlines), Series A                         6.250       06/01/2026         4,245,579
-----------------------------------------------------------------------------------------------------
     110,000    Puerto Rico Port Authority (American
                Airlines), Series A                         6.300       06/01/2023            70,590
-----------------------------------------------------------------------------------------------------
      15,000    Puerto Rico Port Authority, Series D        6.000       07/01/2021            15,218
-----------------------------------------------------------------------------------------------------
   1,000,000    Puerto Rico Public Buildings
                Authority, Series D                         5.125       07/01/2024         1,045,390
-----------------------------------------------------------------------------------------------------
     340,000    University of Puerto Rico, Series O         5.375       06/01/2030           348,786
-----------------------------------------------------------------------------------------------------
     150,000    University of V.I., Series A                5.250       12/01/2023           156,255
-----------------------------------------------------------------------------------------------------
     210,000    University of V.I., Series A                5.375       06/01/2034           218,007
-----------------------------------------------------------------------------------------------------
   1,000,000    University of V.I., Series A                6.000       12/01/2024         1,085,590
-----------------------------------------------------------------------------------------------------
      40,000    University of V.I., Series A                6.250       12/01/2029            43,511
-----------------------------------------------------------------------------------------------------
     105,000    V.I. Hsg. Finance Authority, Series A       6.500       03/01/2025           107,461
-----------------------------------------------------------------------------------------------------
   5,000,000    V.I. Public Finance Authority
                (Hovensa Coker)                             6.500       07/01/2021         5,469,950
-----------------------------------------------------------------------------------------------------
     525,000    V.I. Public Finance Authority, Series A     6.125       10/01/2029           588,242
-----------------------------------------------------------------------------------------------------
   1,515,000    V.I. Public Finance Authority, Series A     6.375       10/01/2019         1,754,643
-----------------------------------------------------------------------------------------------------
     300,000    V.I. Public Finance Authority, Series E     5.875       10/01/2018           311,757
-----------------------------------------------------------------------------------------------------
   2,500,000    V.I. Public Finance Authority, Series E     6.000       10/01/2022         2,573,875
-----------------------------------------------------------------------------------------------------
     290,000    V.I. Water & Power Authority                5.300       07/01/2018           297,740
-----------------------------------------------------------------------------------------------------
     175,000    V.I. Water & Power Authority                5.300       07/01/2021           177,130
                                                                                       --------------
                                                                                          26,327,053
-----------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $204,733,527)                              108.2%      208,119,150
-----------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                         (8.2)      (15,804,540)
                                                                       ------------------------------
Net Assets                                                                   100.0%    $ 192,314,610
                                                                       ==============================

Footnotes to Statement of Investments

1. When-issued security or forward commitment to be delivered and settled after October 31, 2004.

2. Illiquid security.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater."


Summary of Ratings   October 31, 2004

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        17.5%
AA                                                                          2.0
A                                                                          10.8
BBB                                                                        52.9
BB                                                                          2.6
B                                                                           5.7
CCC                                                                         2.1
Not Rated                                                                   6.4
                                                                      ----------
TOTAL                                                                     100.0%
                                                                      ==========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


To simplify the listings of securities, abbreviations are used per the table below:

CCC        Continuing Care Center
EDA        Economic Development Authority
EFA        Educational Facilities Authority
GO         General Obligation
HFA        Housing Finance Agency/Authority
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MHC        Meridian Hospitals Corporation
NY/NJ      New York/New Jersey
ONP        Ocean Nursing Pavillion, Inc.
PA/NJ      Pennsylvania/New Jersey
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
RWJ        Robert Wood Johnson
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands
SEAM       Sociedad Espanola de Auxilio Mutuo

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:



--------------------------------------------------------------------------------

INDUSTRY                                                VALUE            PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                                 $ 37,212,637           17.9%
Higher Education                                      27,597,272           13.3
Sales Tax Revenue                                     24,923,248           11.9
Airlines                                              16,303,135            7.8
Pollution Control                                     12,604,604            6.0
Adult Living Facilities                               12,424,608            6.0
Hospital/Health Care                                  12,104,025            5.8
Electric Utilities                                    11,073,390            5.3
Water Utilities                                        8,308,536            4.0
Education                                              6,557,752            3.2
Manufacturing, Non-Durable Goods                       6,100,000            2.9
Resource Recovery                                      4,725,792            2.3
Marine/Aviation Facilities                             4,520,085            2.2
General Obligation                                     4,413,621            2.1
Municipal Leases                                       4,326,355            2.1
Manufacturing, Durable Goods                           4,178,580            2.0
Gas Utilities                                          3,681,863            1.8
Special Tax                                            2,692,350            1.3
Multifamily Housing                                    1,693,786            0.8
Single Family Housing                                  1,311,328            0.6
Student Loans                                            739,355            0.4
Sports Facility Revenue                                  545,859            0.3
Sewer Utilities                                           80,969            0.0
                                                    ----------------------------
Total                                               $208,119,150          100.0%
                                                    ============================


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAXES. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


 Federal tax cost of securities           $ 204,733,527
                                          =============

 Gross unrealized appreciation            $   7,477,305
 Gross unrealized depreciation               (4,091,682)
                                          -------------
 Net unrealized appreciation              $   3,385,623
                                          =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)